INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX [Abstract]
Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31 follows:

	2019	2018	2017
	(In thousands)
Current expense	$10,237	$-	$1,927
Deferred expense	1,088	9,294	10,071
Change in statutory rate	-	-	5,965
Income tax expense	$11,325	$9,294	$17,963

Reconciliation of Income Tax Expense Computed by Applying the Statutory Federal Income Tax Rate
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 21% for 2019 and 2018 and 35% for 2017 to the income before income tax for the years ended December 31 follows:

	2019	2018	2017
	(In thousands)
Statutory rate applied to income before income tax	$12,130	$10,318	$13,453
Tax-exempt income	(375)	(383)	(777)
Bank owned life insurance	(233)	(229)	(372)
Share-based compensation	(204)	(367)	(287)
Unrecognized tax benefit	(134)	(162)	(123)
Non-deductible meals, entertainment and memberships	86	85	64
Change in statutory rate	-	-	5,965
Other, net	55	32	40
Income tax expense	$11,325	$9,294	$17,963

Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2019	2018
	(In thousands)
Deferred tax assets
Allowance for loan losses	$5,355	$5,052
Lease liabilities	1,744	-
Property and equipment	1,528	1,569
Share-based compensation	808	900
Unrealized loss on derivative financial instruments	459	33
Reserve for unfunded lending commitments	324	272
Deferred compensation	285	253
Loss reimbursement on sold loans reserve	185	165
Non accrual loan interest income	173	179
Other than temporary impairment charge on securities available for sale	147	187
Vehicle service contract counterparty contingency reserve	38	70
Alternative minimum tax credit carry forward	-	1,686
Unrealized loss on securities available for sale	-	1,113
Unrealized loss on equity securities	-	295
Purchase premiums, net	-	71
Other	-	161
Gross deferred tax assets	11,046	12,006
Deferred tax liabilities
Capitalized mortgage loan servicing rights	4,026	4,494
Deferred loan fees	1,852	1,706
Lease right of use asset	1,739	-
Unrealized gain on securities available for sale	994	-
Purchase premiums, net	293	-
Federal Home Loan Bank stock	27	27
Other	43	-
Gross deferred tax liabilities	8,974	6,227
Deferred tax assets, net	$2,072	$5,779

Changes in Unrecognized Tax Benefits
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2019	2018	2017
	(In thousands)

Balance at beginning of year	$588	$724	$840
Additions based on tax positions related to the current year	20	26	7
Reductions due to the statute of limitations	(170)	(162)	(123)
Reductions due to settlements	-	-	-
Balance at end of year	$438	$588	$724